FAIR VALUE MEASUREMENTS - investments measured using the NAV per share practical expedient (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Fair Value	$ 24,532,924	$ 23,829,037
Investments measured at NAV | Collective investment trusts
FAIR VALUE MEASUREMENTS
Fair Value	$ 1,118,235	$ 1,192,046
Redemption Notice Period	12 months	12 months